Law Offices

Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
Washington, DC 20036
(202) 822-9611

Direct Dial - (202) 419-8403

December 10, 2013

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:           Horizons ETF Trust
Initial Registration Statement on Form N-1A

Dear Sir/Madam:

Included for initial filing under Section 8 of the Investment Company Act of 1940, as amended (the “1940 Act”), and Section 6 of the Securities Act of 1933, as amended, is the Registration Statement on Form N-1A for Horizons ETF Trust, a statutory trust organized under the laws of the State of Delaware (the “Trust”).  A notification of 1940 Act registration has been filed on behalf of the Trust via EDGAR.

The Trust will operate as an open-end, management investment company, and initially intends to issue shares in three series:  Horizons China High Dividend Yield ETF, Horizons KOSPI 200 ETF and Horizons S&P/TSX 60TM ETF (each a “Fund” and, collectively, the “Funds”).  Initially, each Fund intends to offer one class of shares, which will be listed on a national securities exchange, as defined in Section 2(a)(26) of the 1940 Act.  Each Fund will be non-diversified for purposes of the 1940 Act.  The Funds will rely on exemptive relief expected to be granted by the U.S. Securities and Exchange Commission allowing each Fund to operate as an index-based exchange-traded fund.1

1           See Release No. IC-30803 (notice of exemptive application).

Please direct questions and comments relating to this filing to me at the above number, or in my absence, to J. Stephen Feinour, Jr. at (215) 564-8521.

Sincerely,

/s/ Michael W. Mundt
  Michael W. Mundt, Esquire
  Admitted in Virginia